Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net loss	$ (7,759)	$ (4,535)	$ (9,927)	$ (10,440)	$ (37,047)	$ (32,670)
Changes in operating assets and liabilities:
Prepaid rent
Accounts payable			$ 2,399	$ 4,390	$ 21,423	$ 24,745
Net cash used by operating activities			(7,528)	(6,050)	(15,624)	(7,925)
Cash flows from Financing Activities
Proceeds from shareholder loans			7,517	6,060	15,620	7,928
Net cash provided by financing activities			7,517	6,060	15,620	7,928
Net increase (decrease) in cash			(11)	10	(4)	3
Cash - beginning of the period			15	19	19	16
Cash - ending of the period	$ 4	$ 29	$ 4	$ 29	$ 15	$ 19
Supplemental disclosures
Interest paid
Income taxes paid
Noncash transactions
Conversion of accounts payable to note payable						$ 34,541